Warrant Liability	12 Months Ended
Dec. 31, 2025
Warrant Liability [Abstract]
WARRANT LIABILITY
NOTE 7:-	WARRANT LIABILITY

During 2015, the Company issued warrants to purchase 167,365 ordinary shares in connection with the issuance of its convertible notes, which are exercisable into convertible preferred D-2 shares at an exercise price of $15.20 per share. The warrants were exercisable at the earlier of: (i) March 1, 2025, (ii) immediately prior to the closing of an IPO, (iii) upon occurrence of a deemed Liquidation event, or (iv) immediately prior to the occurrence of a liquidation event, as described in Company’s Article of Association (the “AOA”).

On March 1, 2025, the warrants expired in accordance with their terms and were not exercised.

A summary of significant unobservable inputs (Level 3 inputs) used in measuring the fair value of the warrants issued are as follows:

	December 31, 2025	December 31, 2024
Number of warrants	-	167,365
Discount rate	-	30.0%
Term (years)	-	0.25
Fair value	-	160

The following table presents changes in the fair value of the warrant liability:

Balance as of January 1, 2023	$685

Changes in fair value	(62)

Balance as of December 31, 2023	$623

Changes in fair value	(463)

Balance as of December 31, 2024	$160

Changes in fair value	(160)

Balance as of December 31, 2025	$-